Trading Properties (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Balance at beginning		$ 178,840	$ 306,295
Additions		15,263	15,977
Disposals	[1]	(19,005)	(1,255)
Transfers		13,536	(96,373)
Impairment (Note 27)			(45,804)
Balance at ending		188,634	178,840
Completed properties [Member]
Disclosure of financial assets [line items]
Balance at beginning		2,378	2,477
Additions
Disposals	[1]	(68)	(1,255)
Transfers		13,536	1,156
Impairment (Note 27)
Balance at ending		15,846	2,378
Undeveloped sites [Member]
Disclosure of financial assets [line items]
Balance at beginning		176,462	303,818
Additions		15,263	15,977
Disposals	[1]	(18,937)
Transfers			(97,529)
Impairment (Note 27)			(45,804)
Balance at ending		$ 172,788	$ 176,462

[1]	A portion of the Cordoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc, amounting to ARS 113,5 million and ARS 117.6 million, as of June 30, 2020 and 2019, respectively, (included in "Trade and other payables" in the statement of financial position).